Borrowings - Schedule of Future Loan Payments (Details) - Mar. 31, 2025	USD ($)	CNY (¥)
Schedule of Future Loan Payments [Abstract]
One year	$ 710,965	¥ 5,159,259
Two years	96,264	698,556
Total long-term	$ 807,229	¥ 5,857,815